Goodwill - Additional information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended			24 Months Ended
	Aug. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	May 31, 2021	Apr. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill impairment		¥ 0	¥ 10,236	¥ 0	¥ 10,236
Gain (Loss) on Disposition of Stock in Subsidiary	¥ 12,600
Newsky Wisdom Treasure (Beijing) Co. Ltd
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage							50.50%
Share Transfer Agreement | Founder And Minority Shareholders Of Newsky Wisdom
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority Interest, Ownership Percentage, By Parent, Transferred						35.50%
Minority Interest, Ownership Transfer, Cash Consideration						¥ 9,000
Share Transfer Agreement | Third Party
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority Interest, Ownership Transfer, Cash Consideration	¥ 9,000
Minority Interest, Ownership Percentage, By Parent, Remaining Equity Interest Transferred	15.00%